American Century Investments®
Quarterly Portfolio Holdings
Short Duration Fund
December 31, 2021

Short Duration - Schedule of Investments
DECEMBER 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 36.1%
Aerospace and Defense — 0.2%
Boeing Co. (The), 1.43%, 2/4/24	4,390,000	4,385,331
Airlines — 1.0%
Air Canada, 3.875%, 8/15/26(1)	7,000,000	7,149,205
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	6,000,000	6,248,580
United Airlines 2020-1 Class B Pass Through Trust, 4.875%, 7/15/27	4,490,000	4,681,067
		18,078,852
Automobiles — 2.5%
American Honda Finance Corp., MTN, 0.55%, 7/12/24	6,000,000	5,924,877
Daimler Finance North America LLC, 0.75%, 3/1/24(1)	5,500,000	5,451,354
Ford Motor Credit Co. LLC, 3.10%, 5/4/23	6,500,000	6,630,422
Ford Motor Credit Co. LLC, 3.375%, 11/13/25	1,000,000	1,040,235
General Motors Financial Co., Inc., 3.70%, 5/9/23	5,000,000	5,150,637
General Motors Financial Co., Inc., 1.05%, 3/8/24	5,000,000	4,976,028
General Motors Financial Co., Inc., 1.20%, 10/15/24	5,000,000	4,966,304
Hyundai Capital America, 1.00%, 9/17/24(1)	7,000,000	6,883,166
Volkswagen Group of America Finance LLC, 0.75%, 11/23/22(1)	4,000,000	4,000,175
		45,023,198
Banks — 5.9%
Banco Santander SA, 5.18%, 11/19/25	3,200,000	3,565,349
Banco Santander SA, VRN, 1.72%, 9/14/27	1,000,000	982,368
Bank of America Corp., MTN, 4.18%, 11/25/27	7,175,000	7,855,735
Bank of America Corp., VRN, 1.73%, 7/22/27	1,356,000	1,346,872
Bank of Ireland Group plc, VRN, 2.03%, 9/30/27(1)	3,035,000	2,983,781
Bank of Nova Scotia (The), 1.30%, 9/15/26	4,615,000	4,527,674
Barclays plc, 4.84%, 5/9/28	4,075,000	4,492,312
BBVA Bancomer SA, 6.75%, 9/30/22	3,600,000	3,730,590
BNP Paribas SA, 4.375%, 9/28/25(1)	3,820,000	4,142,491
BNP Paribas SA, VRN, 2.82%, 11/19/25(1)	4,455,000	4,587,389
BPCE SA, 4.625%, 7/11/24(1)	4,683,000	5,008,202
BPCE SA, 5.15%, 7/21/24(1)	2,180,000	2,362,319
Citigroup, Inc., VRN, 0.98%, 5/1/25	2,800,000	2,779,356
Citigroup, Inc., VRN, 3.11%, 4/8/26	4,520,000	4,741,557
Discover Bank, VRN, 4.68%, 8/9/28	5,000,000	5,227,332
FNB Corp., 2.20%, 2/24/23	530,000	534,621
HSBC Holdings plc, 4.25%, 3/14/24	6,165,000	6,513,359
HSBC Holdings plc, VRN, 1.16%, 11/22/24	4,413,000	4,401,752
JPMorgan Chase & Co., VRN, 0.77%, 8/9/25	3,820,000	3,761,638
JPMorgan Chase & Co., VRN, 1.56%, 12/10/25	2,362,000	2,365,838
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	3,260,000	3,223,275
Natwest Group plc, 5.125%, 5/28/24	3,518,000	3,795,329
Santander UK Group Holdings plc, 4.75%, 9/15/25(1)	3,140,000	3,427,828
Societe Generale SA, VRN, 1.79%, 6/9/27(1)	3,820,000	3,740,263
Truist Bank, VRN, 2.64%, 9/17/29	4,345,000	4,469,121
UniCredit SpA, 3.75%, 4/12/22(1)	3,770,000	3,798,779
UniCredit SpA, VRN, 2.57%, 9/22/26(1)	4,455,000	4,450,412
Westpac Banking Corp., VRN, 2.89%, 2/4/30	4,500,000	4,597,926
		107,413,468

Beverages — 0.2%
Keurig Dr Pepper, Inc., 0.75%, 3/15/24	2,744,000	2,726,217
Biotechnology — 0.5%
AbbVie, Inc., 2.30%, 11/21/22	4,670,000	4,736,184
AbbVie, Inc., 2.60%, 11/21/24	5,000,000	5,191,206
		9,927,390
Building Products — 0.4%
Builders FirstSource, Inc., 6.75%, 6/1/27(1)	6,489,000	6,852,903
Capital Markets — 3.5%
Bain Capital Specialty Finance, Inc., 2.95%, 3/10/26	922,000	920,084
Bain Capital Specialty Finance, Inc., 2.55%, 10/13/26	4,102,000	3,989,099
Deutsche Bank AG, VRN, 2.31%, 11/16/27	2,927,000	2,927,417
Deutsche Bank AG, VRN, 4.30%, 5/24/28	4,500,000	4,624,742
FS KKR Capital Corp., 4.125%, 2/1/25	4,673,000	4,890,103
Goldman Sachs Group, Inc. (The), 1.22%, 12/6/23	2,302,000	2,308,356
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25	4,405,000	4,808,370
Goldman Sachs Group, Inc. (The), VRN, 0.67%, 3/8/24	4,352,000	4,333,480
Goldman Sachs Group, Inc. (The), VRN, 1.95%, 10/21/27	1,118,000	1,113,591
Golub Capital BDC, Inc., 2.50%, 8/24/26	1,181,000	1,161,862
Hercules Capital, Inc., 4.625%, 10/23/22	2,591,000	2,641,993
Hercules Capital, Inc., 2.625%, 9/16/26	2,168,000	2,151,077
Main Street Capital Corp., 3.00%, 7/14/26	1,167,000	1,171,646
Morgan Stanley, MTN, VRN, 1.16%, 10/21/25	3,118,000	3,095,286
Owl Rock Core Income Corp., 3.125%, 9/23/26(1)	3,165,000	3,059,303
Owl Rock Technology Finance Corp., 6.75%, 6/30/25(1)	5,767,000	6,446,765
Owl Rock Technology Finance Corp., 3.75%, 6/17/26(1)	1,547,000	1,595,184
Owl Rock Technology Finance Corp., 2.50%, 1/15/27	752,000	736,917
Prospect Capital Corp., 3.71%, 1/22/26	3,900,000	3,969,942
Prospect Capital Corp., 3.36%, 11/15/26	5,000,000	4,994,668
UBS Group AG, VRN, 1.49%, 8/10/27(1)	1,795,000	1,751,984
		62,691,869
Communications Equipment — 0.2%
CommScope, Inc., 8.25%, 3/1/27(1)	3,750,000	3,858,450
Construction and Engineering — 0.2%
Quanta Services, Inc., 0.95%, 10/1/24	4,000,000	3,959,038
Consumer Finance — 1.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.75%, 10/29/24	3,400,000	3,393,931
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.45%, 4/3/26	3,755,000	4,085,141
Ally Financial, Inc., 5.75%, 11/20/25	2,005,000	2,263,355
Avolon Holdings Funding Ltd., 5.50%, 1/15/26(1)	2,110,000	2,333,976
Avolon Holdings Funding Ltd., 2.125%, 2/21/26(1)	4,160,000	4,086,824
Avolon Holdings Funding Ltd., 4.25%, 4/15/26(1)	4,448,000	4,718,192
BOC Aviation USA Corp., 1.625%, 4/29/24(1)	3,030,000	3,026,987
LFS Topco LLC, 5.875%, 10/15/26(1)	3,390,000	3,503,700
OneMain Finance Corp., 8.25%, 10/1/23	4,005,000	4,429,650
SLM Corp., 3.125%, 11/2/26	2,388,000	2,367,582
		34,209,338
Containers and Packaging — 0.7%
Berry Global, Inc., 0.95%, 2/15/24	5,200,000	5,159,648
Graphic Packaging International LLC, 0.82%, 4/15/24(1)	8,500,000	8,370,193
		13,529,841
Diversified Financial Services — 0.3%
Antares Holdings LP, 2.75%, 1/15/27(1)	1,091,000	1,069,872
Blackstone Private Credit Fund, 2.625%, 12/15/26(1)	4,010,000	3,911,704
		4,981,576

Diversified Telecommunication Services — 0.2%
Telecom Italia SpA, 5.30%, 5/30/24(1)	4,225,000	4,452,094
Electric Utilities — 1.7%
American Electric Power Co., Inc., 0.75%, 11/1/23	5,000,000	4,967,760
Black Hills Corp., 1.04%, 8/23/24	7,000,000	6,916,630
Emera US Finance LP, 0.83%, 6/15/24	6,000,000	5,891,971
Entergy Louisiana LLC, 0.62%, 11/17/23	5,000,000	4,961,669
NextEra Energy Capital Holdings, Inc., 0.65%, 3/1/23	7,000,000	6,987,339
OGE Energy Corp., 0.70%, 5/26/23	2,000,000	1,991,494
		31,716,863
Electronic Equipment, Instruments and Components — 0.3%
Teledyne Technologies, Inc., 0.95%, 4/1/24	5,250,000	5,199,465
Energy Equipment and Services — 0.2%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 1.23%, 12/15/23	4,000,000	4,019,949
Entertainment — 0.1%
Netflix, Inc., 3.625%, 6/15/25(1)	2,193,000	2,313,297
Equity Real Estate Investment Trusts (REITs) — 2.4%
Brixmor Operating Partnership LP, 3.65%, 6/15/24	5,200,000	5,451,371
EPR Properties, 4.75%, 12/15/26	8,985,000	9,608,542
IIP Operating Partnership LP, 5.50%, 5/25/26	3,240,000	3,433,131
Kite Realty Group Trust, 4.00%, 3/15/25	546,000	573,289
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27	4,000,000	4,189,920
Office Properties Income Trust, 2.40%, 2/1/27	2,258,000	2,187,158
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 4.875%, 5/15/29(1)	4,620,000	4,730,972
RHP Hotel Properties LP / RHP Finance Corp., 4.75%, 10/15/27	3,659,000	3,735,839
Sabra Health Care LP, 5.125%, 8/15/26	4,200,000	4,625,982
XHR LP, 6.375%, 8/15/25(1)	4,245,000	4,494,882
		43,031,086
Food and Staples Retailing — 0.3%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 2/15/23(1)	1,000,000	1,018,555
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.625%, 1/15/27(1)	5,000,000	5,252,850
		6,271,405
Food Products — 0.2%
Conagra Brands, Inc., 0.50%, 8/11/23	3,000,000	2,975,341
Gas Utilities — 0.5%
Atmos Energy Corp., 0.625%, 3/9/23	3,750,000	3,736,607
CenterPoint Energy Resources Corp., 0.70%, 3/2/23	5,000,000	4,978,300
		8,714,907
Health Care Equipment and Supplies — 0.6%
Baxter International, Inc., 1.32%, 11/29/24(1)	7,000,000	6,994,484
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/24	3,920,000	3,911,279
		10,905,763
Health Care Providers and Services — 1.4%
Centene Corp., 4.25%, 12/15/27	9,000,000	9,398,070
Cigna Corp., 0.61%, 3/15/24	4,200,000	4,167,078
Humana, Inc., 0.65%, 8/3/23	6,725,000	6,692,452
Universal Health Services, Inc., 1.65%, 9/1/26(1)	4,387,000	4,310,539
		24,568,139
Hotels, Restaurants and Leisure — 0.7%
Hyatt Hotels Corp., 1.30%, 10/1/23	5,000,000	5,001,717
International Game Technology plc, 6.50%, 2/15/25(1)	6,500,000	7,060,658
		12,062,375
Insurance — 1.3%
Athene Global Funding, 1.45%, 1/8/26(1)	4,700,000	4,620,909
Equitable Financial Life Global Funding, 1.30%, 7/12/26(1)	4,490,000	4,398,824

GA Global Funding Trust, 0.80%, 9/13/24(1)	3,200,000	3,140,022
SBL Holdings, Inc., 5.125%, 11/13/26(1)	10,005,000	10,894,592
		23,054,347
Interactive Media and Services — 0.1%
Weibo Corp., 3.50%, 7/5/24	2,500,000	2,575,835
Internet and Direct Marketing Retail — 0.2%
Meituan, 2.125%, 10/28/25(1)	4,100,000	3,953,964
IT Services — 0.1%
Global Payments, Inc., 2.15%, 1/15/27	1,400,000	1,406,367
Leisure Products — 0.2%
Brunswick Corp., 0.85%, 8/18/24	4,000,000	3,945,190
Life Sciences Tools and Services — 0.8%
Illumina, Inc., 0.55%, 3/23/23	5,000,000	4,976,078
PerkinElmer, Inc., 0.85%, 9/15/24	5,000,000	4,931,852
Thermo Fisher Scientific, Inc., 1.22%, 10/18/24	5,250,000	5,247,028
		15,154,958
Media — 0.2%
CSC Holdings LLC, 7.50%, 4/1/28(1)	2,115,000	2,271,690
Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27(1)	1,010,000	1,035,452
		3,307,142
Multi-Utilities — 0.5%
DTE Energy Co., 2.25%, 11/1/22	1,500,000	1,520,094
Public Service Enterprise Group, Inc., 0.84%, 11/8/23	7,000,000	6,975,509
		8,495,603
Multiline Retail — 0.3%
7-Eleven, Inc., 0.80%, 2/10/24(1)	6,000,000	5,934,265
Oil, Gas and Consumable Fuels — 1.4%
Energy Transfer LP, 4.25%, 3/15/23	5,552,000	5,706,508
EQM Midstream Partners LP, 4.75%, 7/15/23	7,000,000	7,287,420
HollyFrontier Corp., 2.625%, 10/1/23	1,350,000	1,376,390
Petroleos Mexicanos, 3.50%, 1/30/23	2,050,000	2,073,196
Pioneer Natural Resources Co., 0.75%, 1/15/24	7,000,000	6,908,253
SA Global Sukuk Ltd., 0.95%, 6/17/24(1)	1,140,000	1,124,069
Saudi Arabian Oil Co., 1.25%, 11/24/23(1)	750,000	750,841
Saudi Arabian Oil Co., MTN, 2.75%, 4/16/22	1,100,000	1,107,430
		26,334,107
Paper and Forest Products — 0.3%
Georgia-Pacific LLC, 0.625%, 5/15/24(1)	5,000,000	4,937,247
Pharmaceuticals — 1.0%
Elanco Animal Health, Inc., 5.27%, 8/28/23	2,822,000	3,005,571
Horizon Therapeutics USA, Inc., 5.50%, 8/1/27(1)	2,864,000	3,012,212
Royalty Pharma plc, 0.75%, 9/2/23	6,220,000	6,183,135
Viatris, Inc., 1.125%, 6/22/22	667,000	668,575
Viatris, Inc., 1.65%, 6/22/25	5,000,000	4,985,053
		17,854,546
Real Estate Management and Development — 0.2%
Realogy Group LLC / Realogy Co-Issuer Corp., 4.875%, 6/1/23(1)	3,945,000	4,052,738
Road and Rail — 0.9%
DAE Funding LLC, 1.55%, 8/1/24(1)	4,478,000	4,449,856
DAE Funding LLC, 2.625%, 3/20/25(1)	3,925,000	3,953,436
SMBC Aviation Capital Finance DAC, 1.90%, 10/15/26(1)	3,000,000	2,972,840
XPO Logistics, Inc., 6.25%, 5/1/25(1)	5,000,000	5,237,575
		16,613,707
Semiconductors and Semiconductor Equipment — 0.4%
Microchip Technology, Inc., 4.25%, 9/1/25	4,500,000	4,674,308

Qorvo, Inc., 4.375%, 10/15/29	2,704,000	2,874,014
		7,548,322
Software — 0.2%
Oracle Corp., 1.65%, 3/25/26	3,590,000	3,565,281
Technology Hardware, Storage and Peripherals — 0.3%
Dell International LLC / EMC Corp., 4.90%, 10/1/26	3,900,000	4,395,446
Seagate HDD Cayman, 4.875%, 3/1/24	476,000	505,250
		4,900,696
Thrifts and Mortgage Finance — 0.6%
Freedom Mortgage Corp., 8.25%, 4/15/25(1)	3,166,000	3,244,485
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	4,795,000	4,692,099
Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27(1)	2,450,000	2,554,848
		10,491,432
Trading Companies and Distributors — 0.2%
Aircastle Ltd., 5.25%, 8/11/25(1)	2,850,000	3,136,524
Transportation Infrastructure — 0.1%
Adani Ports & Special Economic Zone Ltd., 3.375%, 7/24/24	2,500,000	2,571,774
Wireless Telecommunication Services — 0.7%
Rogers Communications, Inc., 3.00%, 3/15/23	5,985,000	6,098,937
T-Mobile USA, Inc., 2.625%, 4/15/26	3,963,000	3,987,987
T-Mobile USA, Inc., 4.75%, 2/1/28	2,255,000	2,377,288
		12,464,212
TOTAL CORPORATE BONDS (Cost $659,696,958)		656,166,412
U.S. TREASURY SECURITIES — 28.9%
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/24	6,033,610	6,432,777
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	5,826,100	6,211,858
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/24	34,508,480	36,866,639
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/25	4,070,332	4,355,246
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	15,750,450	17,112,158
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/25	26,657,750	28,747,205
U.S. Treasury Notes, 1.875%, 3/31/22(2)	1,000,000	1,004,274
U.S. Treasury Notes, 0.25%, 6/15/23(2)	2,000,000	1,990,937
U.S. Treasury Notes, 0.125%, 8/15/23(2)	3,000,000	2,975,859
U.S. Treasury Notes, 0.50%, 11/30/23	30,000,000	29,887,500
U.S. Treasury Notes, 0.125%, 1/15/24	40,000,000	39,498,438
U.S. Treasury Notes, 0.25%, 3/15/24	110,000,000	108,698,047
U.S. Treasury Notes, 0.375%, 4/15/24	43,000,000	42,573,359
U.S. Treasury Notes, 0.25%, 5/15/24	20,000,000	19,729,688
U.S. Treasury Notes, 0.375%, 7/15/24	30,000,000	29,633,203
U.S. Treasury Notes, 0.375%, 9/15/24	80,000,000	78,878,125
U.S. Treasury Notes, 0.625%, 10/15/24	35,000,000	34,722,461
U.S. Treasury Notes, 0.75%, 11/15/24	31,500,000	31,327,734
U.S. Treasury Notes, 1.00%, 12/15/24	5,000,000	5,006,055
TOTAL U.S. TREASURY SECURITIES (Cost $526,946,758)		525,651,563
COLLATERALIZED LOAN OBLIGATIONS — 8.4%
AMMC CLO Ltd., Series 2015-16A, Class CR2, VRN, 2.08%, (3-month LIBOR plus 1.95%), 4/14/29(1)	5,300,000	5,295,696
AMMC CLO XIII Ltd., Series 2013-13A, Class A3R2, VRN, 2.375%, (3-month LIBOR plus 2.25%), 7/24/29(1)	7,500,000	7,507,862
Apidos CLO XXVI, Series 2017-26A, Class BR, VRN, 2.07%, (3-month LIBOR plus 1.95%), 7/18/29(1)	8,800,000	8,780,577
Ares XL CLO Ltd., Series 2016-40A, Class CRR, VRN, 2.92%, (3-month LIBOR plus 2.80%), 1/15/29(1)	4,000,000	4,012,144
Ares XXXIX CLO Ltd., Series 2016-39A, Class CR2, VRN, 2.17%, (3-month LIBOR plus 2.05%), 4/18/31(1)	9,100,000	9,109,056
Bain Capital Credit CLO Ltd., Series 2016-2A, Class CRR, VRN, 2.12%, (3-month LIBOR plus 2.00%), 1/15/29(1)	10,000,000	10,006,738
BDS Ltd., Series 2021-FL7, Class C, VRN, 1.81%, (1-month LIBOR plus 1.70%), 6/16/36(1)	4,800,000	4,741,634

Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 2.36%, (3-month LIBOR plus 2.20%), 8/14/30(1)	3,825,000	3,825,832
CBAM Ltd., Series 2018-5A, Class B1, VRN, 1.52%, (3-month LIBOR plus 1.40%), 4/17/31(1)	3,400,000	3,383,217
Cerberus Loan Funding XXXVI LP, Series 2021-6A, Class A, VRN, 1.55%, (3-month LIBOR plus 1.40%), 11/22/33(1)	3,850,000	3,850,534
CIFC Funding Ltd., Series 2016-1A, Class D2RR, VRN, 4.44%, (3-month LIBOR plus 4.25%), 10/21/31(1)	4,900,000	4,922,947
CIFC Funding Ltd., Series 2017-5A, Class B, VRN, 1.97%, (3-month LIBOR plus 1.85%), 11/16/30(1)	3,000,000	2,985,824
CIFC Funding Ltd., Series 2021-4A, Class C, VRN, 1.97%, (3-month LIBOR plus 1.85%), 7/15/33(1)	7,325,000	7,277,325
Eaton Vance Clo Ltd., Series 2015-1A, Class CR, VRN, 2.03%, (3-month LIBOR plus 1.90%), 1/20/30(1)	11,000,000	10,972,677
KVK CLO Ltd., Series 2013-1A, Class DR, VRN, 3.08%, (3-month LIBOR plus 2.95%), 1/14/28(1)	2,195,000	2,199,037
Magnetite XV Ltd., Series 2015-15A, Class CR, VRN, 1.92%, (3-month LIBOR plus 1.80%), 7/25/31(1)	7,250,000	7,247,638
Magnetite XXIV Ltd., Series 2019-24A, Class B, VRN, 1.97%, (3-month LIBOR plus 1.85%), 1/15/33(1)	2,700,000	2,702,766
Octagon Investment Partners 45 Ltd., Series 2019-1A, Class B1, VRN, 1.97%, (3-month LIBOR plus 1.85%), 10/15/32(1)	1,200,000	1,200,735
Octagon Investment Partners XV Ltd., Series 2013-1A, Class CRR, VRN, 2.13%, (3-month LIBOR plus 2.00%), 7/19/30(1)	4,750,000	4,738,895
Palmer Square Loan Funding Ltd., Series 2020-1A, Class D, VRN, 5.01%, (3-month LIBOR plus 4.85%), 2/20/28(1)	5,500,000	5,541,395
Palmer Square Loan Funding Ltd., Series 2021-3A, Class B, VRN, 1.92%, (3-month LIBOR plus 1.75%), 7/20/29(1)	5,000,000	4,965,792
Rockford Tower CLO Ltd., Series 2020-1A, Class B, VRN, 1.93%, (3-month LIBOR plus 1.80%), 1/20/32(1)	4,500,000	4,503,007
Stratus CLO Ltd., Series 2021-2A, Class C, VRN, 2.08%, (3-month LIBOR plus 1.90%), 12/28/29(1)	5,175,000	5,175,000
TCI-Symphony CLO Ltd., Series 2016 -1A, Class CR2, VRN, 2.27%, (3-month LIBOR plus 2.15%), 10/13/32(1)	3,000,000	3,000,099
TCI-Symphony CLO Ltd., Series 2017-1A, Class CR, VRN, 1.92%, (3-month LIBOR plus 1.80%), 7/15/30(1)	6,125,000	6,131,101
TCP Whitney CLO Ltd., Series 2017-1A, Class BR, VRN, 2.04%, (3-month LIBOR plus 1.90%), 8/20/33(1)	8,400,000	8,392,438
Wellfleet CLO Ltd., Series 2015-1A, Class CR4, VRN, 2.23%, (3-month LIBOR plus 2.10%), 7/20/29(1)	10,000,000	10,014,217
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $152,545,335)		152,484,183
COLLATERALIZED MORTGAGE OBLIGATIONS — 8.0%
Private Sponsor Collateralized Mortgage Obligations — 6.9%
Angel Oak Mortgage Trust, Series 2019-4, Class A3 SEQ, VRN, 3.30%, 7/26/49(1)	968,632	974,280
Angel Oak Mortgage Trust, Series 2019-6, Class A2 SEQ, VRN, 2.83%, 11/25/59(1)	746,113	746,591
Angel Oak Mortgage Trust, Series 2021-3, Class A3, VRN, 1.46%, 5/25/66(1)	2,379,902	2,356,529
Arroyo Mortgage Trust, Series 2021-1R, Class A2 SEQ, VRN, 1.48%, 10/25/48(1)	1,866,222	1,861,255
Arroyo Mortgage Trust, Series 2021-1R, Class A3 SEQ, VRN, 1.64%, 10/25/48(1)	1,477,425	1,472,103
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.40%, (1-year H15T1Y plus 2.25%), 2/25/36	173,090	176,151
Bellemeade Re Ltd., Series 2017-1, Class B1 SEQ, VRN, 4.85%, (1-month LIBOR plus 4.75%), 10/25/27(1)	500,000	507,845
Bellemeade Re Ltd., Series 2017-1, Class M2, VRN, 3.45%, (1-month LIBOR plus 3.35%), 10/25/27(1)	2,817,118	2,826,053
Bellemeade Re Ltd., Series 2018-1A, Class M2, VRN, 3.00%, (1-month LIBOR plus 2.90%), 4/25/28(1)	4,650,000	4,673,889
BRAVO Residential Funding Trust, Series 2021-NQM2, Class M1, VRN, 2.29%, 3/25/60(1)	3,475,000	3,424,720
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A2 SEQ,VRN, 3.08%, 7/25/49(1)	1,136,238	1,144,291
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 1.94%, 8/25/34	416,926	427,791
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M2, VRN, 1.70%, (SOFR plus 1.65%), 12/25/41(1)	2,720,000	2,726,939
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	1,101	1,073
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class A3, VRN, 2.51%, 2/25/50(1)	1,197,677	1,198,851
Credit Suisse Mortgage Trust, Series 2021-NQM1, Class A3 SEQ, VRN, 1.20%, 5/25/65(1)	4,635,492	4,603,717
Credit Suisse Mortgage Trust, Series 2021-NQM6, Class A3 SEQ, VRN, 1.59%, 7/25/66(1)	4,068,189	4,025,336
Deephaven Residential Mortgage Trust, Series 2020-1, Class A3, VRN, 2.65%, 1/25/60(1)	2,807,849	2,808,543
Deephaven Residential Mortgage Trust, Series 2021-3, Class A3, VRN, 1.55%, 8/25/66(1)	4,793,404	4,743,006
FHLMC, Series 2021-HQA3, Class M1, VRN, 0.90%, (SOFR plus 0.85%), 9/25/41(1)	7,160,000	7,162,466
Flagstar Mortgage Trust, Series 2020-1INV, Class B4, VRN, 4.25%, 3/25/50(1)	2,270,589	2,285,176
GCAT Trust, Series 2021-CM2, Class A1 SEQ, VRN, 2.35%, 8/25/66(1)	7,771,093	7,764,530
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.60%, 5/25/34	42,009	41,548
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.74%, 1/25/35	35,059	36,354
Home RE Ltd., Series 2018-1, Class M2, VRN, 3.10%, (1-month LIBOR plus 3.00%), 10/25/28(1)	3,850,000	3,876,227
Home RE Ltd., Series 2020-1, Class M1C, VRN, 4.25%, (1-month LIBOR plus 4.15%), 10/25/30(1)	1,900,000	1,924,133
Home RE Ltd., Series 2021-1, Class M1C, VRN, 2.40%, (1-month LIBOR plus 2.30%), 7/25/33(1)	1,000,000	982,968
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A3 SEQ, VRN, 1.62%, 6/25/56(1)	1,934,629	1,908,949
JP Morgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.87%, 10/25/29(1)	160,457	162,998

JP Morgan Mortgage Trust, Series 2019-5, Class A15, VRN, 4.00%, 11/25/49(1)	805,874	812,110
JP Morgan Mortgage Trust, Series 2020-5, Class A15, VRN, 3.00%, 12/25/50(1)	4,333,806	4,361,061
JP Morgan Mortgage Trust, Series 2021-LTV2, Class A2 SEQ, VRN, 2.77%, 5/25/52(1)	6,550,000	6,549,997
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.73%, 11/21/34	167,084	169,175
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.83%, 2/25/35	164,982	167,093
MFA Trust, Series 2021-NQM2, Class M1, VRN, 2.37%, 11/25/64(1)	4,600,000	4,547,955
PRKCM Trust, Series 2021-AFC1, Class A3, VRN, 2.07%, 8/25/56(1)	7,195,316	7,101,825
Radnor RE Ltd., Series 2020-2, Class M1C, VRN, 4.70%, (1-month LIBOR plus 4.60%), 10/25/30(1)	1,209,235	1,209,370
Radnor RE Ltd., Series 2021-1, Class M1B, VRN, 1.75%, (SOFR plus 1.70%), 12/27/33(1)	2,504,000	2,507,161
Radnor RE Ltd., Series 2021-2, Class M1A, VRN, 1.90%, (SOFR plus 1.85%), 11/25/31(1)	4,350,000	4,358,354
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.36%, 7/25/34	45,107	46,344
Traingle Re Ltd., Series 2020-1, Class M1B, VRN, 4.00%, (1-month LIBOR plus 3.90%), 10/25/30(1)	1,992,067	1,992,404
Traingle Re Ltd., Series 2020-1, Class M1C, VRN, 4.60%, (1-month LIBOR plus 4.50%), 10/25/30(1)	2,200,000	2,206,023
Traingle Re Ltd., Series 2020-1, Class M2, VRN, 5.70%, (1-month LIBOR plus 5.60%), 10/25/30(1)	2,200,000	2,243,727
Traingle Re Ltd., Series 2021-1, Class M2, VRN, 4.00%, (1-month LIBOR plus 3.90%), 8/25/33(1)	4,000,000	4,001,260
Verus Securitization Trust, Series 2019-3, Class A1, 2.78%, 7/25/59(1)	324,002	325,505
Verus Securitization Trust, Series 2019-3, Class A3, 3.04%, 7/25/59(1)	2,861,493	2,872,010
Verus Securitization Trust, Series 2019-4, Class A3, 3.00%, 11/25/59(1)	1,694,611	1,712,121
Verus Securitization Trust, Series 2019-INV2, Class A1, VRN, 2.91%, 7/25/59(1)	588,294	591,881
Verus Securitization Trust, Series 2019-INV3, Class A3 SEQ, VRN, 3.10%, 11/25/59(1)	7,664,780	7,823,070
Verus Securitization Trust, Series 2020-2, Class M1, VRN, 5.36%, 5/25/60(1)	2,530,000	2,605,963
		125,048,721
U.S. Government Agency Collateralized Mortgage Obligations — 1.1%
FHLMC, Series 2018-HRP1, Class M2, VRN, 1.75%, (1-month LIBOR plus 1.65%), 4/25/43(1)	1,633,743	1,634,784
FHLMC, Series 2019-DNA2, Class B1, VRN, 4.45%, (1-month LIBOR plus 4.35%), 3/25/49(1)	5,000,000	5,163,920
FHLMC, Series 2020-HQA4, Class M2, VRN, 3.25%, (1-month LIBOR plus 3.15%), 9/25/50(1)	951,717	955,016
FNMA, Series 2006-60, Class KF, VRN, 0.40%, (1-month LIBOR plus 0.30%), 7/25/36	405,989	408,082
FNMA, Series 2009-33, Class FB, VRN, 0.92%, (1-month LIBOR plus 0.82%), 3/25/37	421,513	431,716
FNMA, Series 2014-C01, Class M2, VRN, 4.50%, (1-month LIBOR plus 4.40%), 1/25/24	5,811,321	6,023,187
FNMA, Series 2014-C02, Class 2M2, VRN, 2.70%, (1-month LIBOR plus 2.60%), 5/25/24	581,189	589,925
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	12,508,740	2,199,627
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	9,332,903	1,905,569
FNMA, Series 2017-C01, Class 1M2, VRN, 3.65%, (1-month LIBOR plus 3.55%), 7/25/29	1,038,742	1,064,664
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42	4,220,152	591,001
		20,967,491
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $145,460,893)		146,016,212
ASSET-BACKED SECURITIES — 8.0%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(1)	8,725,000	8,632,541
Blackbird Capital Aircraft, Series 2021-1A, Class B, 3.45%, 7/15/46(1)	2,447,917	2,424,151
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A SEQ, 2.74%, 8/15/41(1)	3,195,121	3,158,732
Castlelake Aircraft Structured Trust, Series 2021-1A, Class C, 7.00%, 1/15/46(1)	2,905,177	2,899,120
Clsec Holdings 22t LLC, Series 2021-1, Class C, 6.17%, 5/11/37	6,480,072	6,525,039
Diamond Issuer, Series 2021-1A, Class C, 3.79%, 11/20/51(1)	8,825,000	8,800,226
FirstKey Homes Trust, Series 2020-SFR2, Class C, 1.67%, 10/19/37(1)	2,300,000	2,246,344
FirstKey Homes Trust, Series 2020-SFR2, Class E, 2.67%, 10/19/37(1)	3,100,000	3,090,949
FirstKey Homes Trust, Series 2021-SFR1, Class F1, 3.24%, 8/17/38(1)	4,300,000	4,218,382
Flexential Issuer, Series 2021-1A, Class A2 SEQ, 3.25%, 11/27/51(1)	7,650,000	7,619,519
Global SC Finance SRL, Series 2021-2A, Class A SEQ, 1.95%, 8/17/41(1)	3,034,686	3,002,782
Global SC Finance VII Srl, Series 2020-1A, Class A SEQ, 2.17%, 10/17/40(1)	3,831,359	3,828,972
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	452,440	470,703
Hilton Grand Vacations Trust, Series 2018-AA, Class B, 3.70%, 2/25/32(1)	906,682	929,959
ITE Rail Fund Levered LP, Series 2021-1A, Class A SEQ, 2.25%, 2/28/51(1)	6,910,395	6,910,562
ITE Rail Fund Levered LP, Series 2021-3, Class A SEQ, 2.21%, 6/28/51(1)	4,296,793	4,289,733
Lunar Aircarft Ltd., Series 2020-1A, Class A SEQ, 3.38%, 2/15/45(1)	6,772,906	6,561,151

Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.43%, 10/15/46(1)	6,303,816	6,309,530
MAPS Trust, Series 2021-1A, Class A SEQ, 2.52%, 6/15/46(1)	8,508,314	8,442,620
MVW LLC, Series 2019-2A, Class B, 2.44%, 10/20/38(1)	1,304,979	1,318,119
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A SEQ, 3.97%, 6/15/44(1)	2,892,995	2,867,962
Progress Residential Trust, Series 2019-SFR2, Class D, 3.79%, 5/17/36(1)	4,100,000	4,105,948
Progress Residential Trust, Series 2020-SFR1, Class C, 2.18%, 4/17/37(1)	1,250,000	1,243,125
Progress Residential Trust, Series 2020-SFR3, Class B SEQ, 1.50%, 10/17/27(1)	2,937,000	2,867,102
Progress Residential Trust, Series 2020-SFR3, Class D SEQ, 1.90%, 10/17/27(1)	7,550,000	7,344,378
Progress Residential Trust, Series 2021-SFR1, Class E, 2.11%, 4/17/38(1)	2,600,000	2,511,722
Progress Residential Trust, Series 2021-SFR8, Class E1, 2.38%, 10/17/38(1)	4,000,000	3,905,051
Sierra Timeshare Receivables Funding LLC, Series 2018-3A, Class C, 4.17%, 9/20/35(1)	491,391	502,537
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class D, 4.54%, 5/20/36(1)	305,699	309,939
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class D, 4.18%, 8/20/36(1)	385,050	386,882
Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class A SEQ, 1.33%, 7/20/37(1)	2,019,861	2,015,757
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class D, 3.17%, 11/20/37(1)	1,248,341	1,245,653
Slam Ltd., Series 2021-1A, Class A SEQ, 2.43%, 6/15/46(1)	3,211,572	3,156,943
START Ireland, Series 2019-1, Class A SEQ, 4.09%, 3/15/44(1)	3,917,693	3,900,682
Start Ltd., Series 2018-1, Class A SEQ, 4.09%, 5/15/43(1)	7,234,666	7,118,261
Stonepeak ABS, Series 2021-1A, Class AA, 2.30%, 2/28/33(1)	3,353,743	3,323,402
Tricon American Homes, Series 2020-SFR1, Class C, 2.25%, 7/17/38(1)	4,000,000	3,944,763
Tricon American Homes Trust, Series 2020-SFR2, Class C, 2.03%, 11/17/39(1)	1,800,000	1,749,106
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	375,812	375,412
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(1)	301,327	309,510
TOTAL ASSET-BACKED SECURITIES (Cost $146,693,384)		144,863,269
BANK LOAN OBLIGATIONS(3) — 3.2%
Food Products — 0.4%
United Natural Foods, Inc., Term Loan B, 3.35%, (1-month LIBOR plus 3.25%), 10/22/25	6,731,323	6,741,622
Health Care Equipment and Supplies — 0.6%
Avantor Funding, Inc., 2021 Term Loan B5, 11/8/27(4)	4,000,000	4,002,920
Ortho-Clinical Diagnostics SA, 2018 Term Loan B, 6/30/25(4)	8,000,000	8,004,920
		12,007,840
Health Care Providers and Services — 0.5%
Change Healthcare Holdings LLC, 2017 Term Loan B, 3.50%, (1-month LIBOR plus 2.50%), 3/1/24	8,459,469	8,460,653
Hotels, Restaurants and Leisure — 0.6%
Golden Nugget, Inc., 2017 Incremental Term Loan B, 3.25%, (2-month LIBOR plus 2.50%, 3-month LIBOR plus 2.50%), 10/4/23	3,500,000	3,484,075
Scientific Games International, Inc., 2018 Term Loan B5, 2.85%, (1-month LIBOR plus 2.75%), 8/14/24	6,739,941	6,726,259
		10,210,334
Media — 0.1%
DirecTV Financing, LLC, Term Loan, 5.75%, (3-month LIBOR plus 5.00%), 8/2/27	1,877,000	1,881,148
Pharmaceuticals — 1.0%
Bausch Health Companies Inc., 2018 Term Loan B, 3.10%, (1-month LIBOR plus 3.00%), 6/2/25	5,987,740	5,967,532
Horizon Therapeutics USA Inc., 2021 Term Loan B2, 2.25%, (1-month LIBOR plus 1.75%), 3/15/28	5,332,721	5,321,762
Jazz Financing Lux S.a.r.l., USD Term Loan, 4.00%, (1-month LIBOR plus 3.50%), 5/5/28	7,813,244	7,851,841
		19,141,135
TOTAL BANK LOAN OBLIGATIONS (Cost $58,306,222)		58,442,732
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.2%
ACRES Commercial Realty Corp., Series 2020-RSO8, Class C, VRN, 2.31%, (SOFR plus 2.26%), 3/15/35(1)	3,525,000	3,523,927
Bancorp Commercial Mortgage Trust, Series 2019-CRE6, Class D, VRN, 2.46%, (SOFR plus 2.41%), 9/15/36(1)	3,325,000	3,315,875
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, VRN, 2.27%, (1-month LIBOR plus 2.16%), 11/15/34(1)	3,180,000	3,121,537
BXMT Ltd., Series 2020-FL2, Class D, VRN, 2.11%, (SOFR plus 2.06%), 2/15/38(1)	3,995,000	3,981,790
MF1 Ltd., Series 2019-FL2, Class E, VRN, 2.81%, (SOFR plus 2.76%), 12/25/34(1)	5,400,000	5,397,606
One Market Plaza Trust, Series 2017-1MKT, Class E, 4.14%, 2/10/32(1)	6,380,762	6,351,599

PFP Ltd., Series 2019-5, Class C, VRN, 2.11%, (1-month LIBOR plus 2.00%), 4/14/36(1)	5,650,000	5,640,670
PFP Ltd., Series 2019-5, Class D, VRN, 2.76%, (1-month LIBOR plus 2.65%), 4/14/36(1)	8,750,000	8,731,670
PFP Ltd., Series 2021-8, Class D, VRN, 2.26%, (1-month LIBOR plus 2.15%), 8/9/37(1)	3,500,000	3,484,858
Ready Capital Mortgage Financing LLC, Series 2020-FL4, Class B, VRN, 3.95%, (1-month LIBOR plus 3.85%), 2/25/35(1)	4,250,000	4,298,458
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class B, VRN, 1.69%, (1-month LIBOR plus 1.60%), 7/25/36(1)	8,400,000	8,336,960
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class C, VRN, 1.99%, (1-month LIBOR plus 1.90%), 7/25/36(1)	2,000,000	1,979,697
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $58,398,376)		58,164,647
EXCHANGE-TRADED FUNDS — 2.0%
SPDR Blackstone Senior Loan ETF (Cost $36,456,710)	798,200	36,421,866
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.1%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FHLMC, VRN, 2.34%, (1-year H15T1Y plus 2.25%), 9/1/35	153,460	163,501
FHLMC, VRN, 2.14%, (12-month LIBOR plus 1.87%), 7/1/36	20,103	21,149
FHLMC, VRN, 2.12%, (12-month LIBOR plus 1.86%), 7/1/41	80,346	84,650
FHLMC, VRN, 1.99%, (12-month LIBOR plus 1.65%), 12/1/42	80,108	83,998
FNMA, VRN, 1.75%, (6-month LIBOR plus 1.57%), 6/1/35	95,399	99,324
FNMA, VRN, 1.76%, (6-month LIBOR plus 1.57%), 6/1/35	61,501	64,035
		516,657
Fixed-Rate U.S. Government Agency Mortgage-Backed Security†
FNMA, 3.50%, 3/1/34	124,103	131,151
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $636,209)		647,808
PREFERRED STOCKS†
Banks†
SVB Financial Group, 4.25% (Cost $592,000)	592,000	601,398
TEMPORARY CASH INVESTMENTS — 1.8%
Landesbank Baden-Wuerttemberg, 0.06%, 1/3/22(1)(5)	10,418,000	10,417,935
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.00% - 2.375%, 4/30/24 - 5/15/51, valued at $4,007,003), in a joint trading account at 0.01%, dated 12/31/21, due 1/3/22 (Delivery value $3,927,564)		3,927,561
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 5/15/41, valued at $13,359,041), at 0.01%, dated 12/31/21, due 1/3/22 (Delivery value $13,097,011)		13,097,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,414,627	4,414,627
TOTAL TEMPORARY CASH INVESTMENTS (Cost $31,857,153)		31,857,123
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $1,817,589,998)		1,811,317,213
OTHER ASSETS AND LIABILITIES — 0.3%		5,836,615
TOTAL NET ASSETS — 100.0%		$1,817,153,828

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	1,839	March 2022	$401,218,080	$(84,697)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	222	March 2022	$28,964,062	$(247,745)
U.S. Treasury 10-Year Ultra Notes	60	March 2022	8,786,250	(142,617)
U.S. Treasury 5-Year Notes	2,289	March 2022	276,915,353	(891,541)
			$314,665,665	$(1,281,903)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.33%	2/8/26	$17,000,000	$602	$1,242,645	$1,243,247
CPURNSA	Receive	2.29%	2/24/26	$17,000,000	603	1,259,568	1,260,171
					$1,205	$2,502,213	$2,503,418

NOTES TO SCHEDULE OF INVESTMENTS
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $730,958,707, which represented 40.2% of total net assets. Of these securities, 5.5% of total net assets were deemed illiquid under policies approved by the Board of Trustees.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $3,831,410.
(3)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(4)The interest rate will be determined upon settlement of the bank loan obligation after period end.
(5)The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	656,166,412	—
U.S. Treasury Securities	—	525,651,563	—
Collateralized Loan Obligations	—	152,484,183	—
Collateralized Mortgage Obligations	—	146,016,212	—
Asset-Backed Securities	—	144,863,269	—
Bank Loan Obligations	—	58,442,732	—
Commercial Mortgage-Backed Securities	—	58,164,647	—
Exchange-Traded Funds	36,421,866	—	—
U.S. Government Agency Mortgage-Backed Securities	—	647,808	—
Preferred Stocks	—	601,398	—
Temporary Cash Investments	4,414,627	27,442,496	—
	40,836,493	1,770,480,720	—
Other Financial Instruments
Swap Agreements	—	2,503,418	—

Liabilities
Other Financial Instruments
Futures Contracts	1,366,600	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.